Shareholder Report, Average Annual Return (Details)	12 Months Ended	31 Months Ended	60 Months Ended	61 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Balanced Fund - Class A
Average Annual Return, Percent	13.79%	11.93%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Balanced Fund - Class C
Average Annual Return, Percent	12.93%	11.10%
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Balanced Fund - Class I
Average Annual Return, Percent	14.14%	12.23%
Class NT
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Balanced Fund - Class NT
Average Annual Return, Percent	14.14%		4.66%	4.65%
Class P
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Balanced Fund - Class P
Average Annual Return, Percent	14.14%		4.66%	4.65%
Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Balanced Fund - Class T
Average Annual Return, Percent	14.14%		4.66%	4.65%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	12.90%	13.58%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	12.90%	13.58%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	12.90%	13.58%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	12.90%		6.77%	7.10%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	12.90%		6.77%	7.10%
DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DGI Blend-50% S&P/50% BB Agg Bond
Average Annual Return, Percent	12.90%		6.77%	7.10%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	4.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	23.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	4.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	23.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%	4.44%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%	23.09%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	0.29%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%	13.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	0.29%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%	13.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.79%		0.08%	0.29%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	22.32%		13.41%	13.89%